Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Of Comprehensive Income [Abstract]
NET REVENUE		$ 3,000,000
COST OF REVENUE		(425,000)
GROSS PROFIT		2,575,000
OPERATING EXPENSES
General and administrative expenses	$ (2,788,423)	(4,141,805)
Research and development expenses	(4,247,175)	(9,738,165)
Total operating expenses	(7,035,598)	(13,879,970)
LOSS FROM OPERATIONS	(7,035,598)	(11,304,970)
NON-OPERATING INCOME AND EXPENSES
Interest income	216	144,211
Other gains and losses	391,435	(237,344)
Finance costs	(677,637)	(401,906)
Total non-operating income and expenses	(285,986)	(495,039)
LOSS BEFORE INCOME TAX	(7,321,584)	(11,800,009)
INCOME TAX EXPENSE		(475,000)
NET LOSS FOR THE PERIOD	(7,321,584)	(12,275,009)
Items that will not be reclassified subsequently to profit or loss:
Unrealized loss on investments in equity instruments at fair value through other comprehensive income	(74,331)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(7,395,915)	(12,275,009)
NET LOSS ATTRIBUTABLE TO
Stockholders of the Company	(7,005,889)	(12,275,009)
Noncontrolling interests	(315,695)
Profit (loss)	(7,321,584)	(12,275,009)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO
Stockholders of the Company	(7,080,220)	(12,275,009)
Noncontrolling interests	(315,695)
Comprehensive income	$ (7,395,915)	$ (12,275,009)
LOSS PER SHARE
Basic and diluted	$ (0.04)	$ (0.08)